[Transamerica Financial Life Insurance Company Letterhead]

February 2, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F St, N.E.

Washington, D.C. 20549-0506

Re:	Transamerica Landmark NY Variable Annuity
Separate Account VA BNY
Transamerica Financial Life Insurance Company
(File No. 33-83560)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus, statement of additional information, and supplements dated May 1, 2006 and the supplement dated February 1, 2007, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.

Sincerely,

/s/ Darin D. Smith
Darin D. Smith
General Counsel
Annuity Products and Services

cc:	Frederick R. Bellamy, Esq.